Share-based Compensation (Share Option Assumptions) (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capitalized share-based compensation expenses	$ 0	$ 0	$ 0
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Multiple	2.39	2.62	2.00
Contract life of option	10 years	10 years	10 years
Estimated forfeiture rate	3.42%	0.75%	0.59%
Non-employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Multiple			2.17
Contract life of option	10 years	10 years	10 years
Estimated forfeiture rate	0.00%	0.00%	0.00%
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contract life of option	10 years
Estimated forfeiture rate	5.00%
Share-based compensation expense	8,266,000	9,874,000	12,502,000
Weighted average grant date fair values per option	$ 0.9066	$ 1.1021	$ 0.9854
Total intrinsic values of options exercised	2,707,000	15,108,000	0
Unrecognized compensation expense	9,572,000	15,741,000	5,855,000
Unrecognized compensation expense, weighted average period for recognition (in years)	2.58	3.10	2.74
Stock Options [Member] | One executive officer contingent upon IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		798,000
Unrecognized compensation expense		0
Stock Options [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair values of options vested	7,438,000	2,736,000	8,468,000
Stock Options [Member] | Non-employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	38,000
Total fair values of options vested	$ 546,000	$ 833,000	$ 3,105,000
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Multiple	2
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Multiple	3